UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (98.7%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/25	325	379
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/22	3,840	4,364
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,513
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,801
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,800
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,835
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,647
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,757
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,703
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,101
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,940
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,811
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	14,275	15,954
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,604
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,648
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	640
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	870
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	5,958
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	14,740	16,671
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	235	236

Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,016
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,785	3,086
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	716
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,168
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,108
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,103
Erie County NY GO	5.000%	4/1/20	1,540	1,789
Erie County NY GO	5.000%	4/1/21	1,645	1,916
Erie County NY GO	5.000%	4/1/22	1,630	1,923
Erie County NY GO	5.000%	4/1/23	1,000	1,167
Erie County NY GO	5.000%	4/1/24	750	867
Erie County NY GO	5.000%	4/1/25	560	644
Erie County NY GO	5.000%	4/1/26	700	801
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,812
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,115
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,389
Freeport NY GO	5.000%	1/15/22	2,265	2,677
Freeport NY GO	5.000%	1/15/23	2,335	2,727
Freeport NY GO	5.000%	1/15/24	2,540	2,948
Hempstead NY GO	5.000%	1/15/15	1,000	1,018
1 Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,527
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,215
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	7,600	8,326
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,491
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,877
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,458
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,068
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,811
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	3,620	3,795
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,626
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	11,100	11,795
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,752

Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	19,620	22,623
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/16 (Prere.)	7,500	8,152
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17 (3)	120	131
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	109
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	5,000	5,826
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,321
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	15,292
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	1,040	1,114
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,736
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	10,640
Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,994
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,351
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	7,943
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,553
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	5,000	5,243
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,219
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,616
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,345
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,811
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,671
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,671
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,654
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,604
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/43	3,585	4,046
Nassau County NY GO	5.000%	10/1/20	9,025	10,551

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,079
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,598
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,280
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,149
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,067
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,411
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	775	832
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,708
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,155
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	817
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	584
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,618
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,695
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,958
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,114
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	850	931
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,430
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/27	200	237
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/28	270	319
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/29	225	264

1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/30	310	361
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/31	800	929
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/32	660	764
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/33	660	763
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/34	580	668
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/38	1,000	1,136
1 New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/43	1,300	1,470
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.130%	9/8/14 LOC	3,920	3,920
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,371
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,646
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	4,073
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,579
New York City NY GO	5.000%	9/1/17	70	73
New York City NY GO	5.000%	8/1/21	995	1,058
New York City NY GO	5.000%	8/1/21	2,000	2,343
New York City NY GO	5.250%	9/1/21	5,750	6,672
New York City NY GO	5.000%	8/1/22	4,000	4,703
New York City NY GO	5.000%	8/1/22	10,000	10,826
New York City NY GO	5.000%	8/1/22	4,250	4,962
New York City NY GO	5.250%	8/15/22	10,000	11,564
New York City NY GO	5.250%	9/1/22	17,000	19,683
New York City NY GO	5.000%	10/1/22	2,985	3,353
New York City NY GO	5.000%	8/1/23	5,000	6,010
New York City NY GO	5.000%	11/1/23	3,165	3,190
New York City NY GO	5.000%	4/1/24	13,400	15,927
New York City NY GO	5.000%	8/1/24	5,000	5,970
New York City NY GO	5.000%	8/1/24	15,000	18,066
New York City NY GO	5.250%	8/15/24	15,000	17,302
New York City NY GO	5.000%	1/1/25	3,150	3,447
New York City NY GO	5.000%	8/1/25	10,540	12,465
New York City NY GO	5.000%	8/1/25	2,010	2,096
New York City NY GO	5.000%	10/1/25	10,000	11,184
New York City NY GO	5.000%	1/1/26	1,360	1,486
1 New York City NY GO	5.000%	8/1/26	5,000	5,996
New York City NY GO	5.000%	8/15/26	14,500	16,520
New York City NY GO	5.250%	8/15/26	5,100	5,859
New York City NY GO	5.000%	8/1/27	9,900	11,628
New York City NY GO	5.000%	5/15/28	4,500	5,164
New York City NY GO	5.000%	8/1/28	1,915	2,236
New York City NY GO	5.000%	8/1/28	7,000	8,062
New York City NY GO	6.250%	10/15/28	1,035	1,233
New York City NY GO	5.625%	4/1/29	3,000	3,521
New York City NY GO	5.000%	8/1/29	2,500	2,908
New York City NY GO	5.000%	8/1/30	2,335	2,724
New York City NY GO	5.000%	8/1/30	2,185	2,533
New York City NY GO	5.000%	8/1/30	6,220	7,208
New York City NY GO	5.000%	3/1/31	6,000	6,895

New York City NY GO	5.450%	4/1/31	8,500	9,830
New York City NY GO	5.000%	8/1/31	3,000	3,463
New York City NY GO	5.000%	8/1/31	1,500	1,718
1 New York City NY GO	5.000%	8/1/31	2,000	2,341
New York City NY GO	5.000%	3/1/32	3,000	3,435
New York City NY GO	5.000%	8/1/32	2,985	3,410
New York City NY GO	5.000%	10/1/33	6,500	7,372
New York City NY GO	5.000%	10/1/34	2,000	2,259
New York City NY GO	5.000%	8/1/35	3,500	3,950
New York City NY GO	5.375%	4/1/36	4,000	4,589
New York City NY GO	5.000%	10/1/36	3,000	3,376
New York City NY GO	5.000%	3/1/37	6,790	7,608
New York City NY GO VRDO	0.040%	9/2/14	2,000	2,000
New York City NY GO VRDO	0.040%	9/2/14 LOC	4,400	4,400
New York City NY GO VRDO	0.040%	9/2/14	2,500	2,500
New York City NY GO VRDO	0.040%	9/2/14 LOC	5,050	5,050
New York City NY GO VRDO	0.040%	9/2/14 LOC	4,300	4,300
New York City NY GO VRDO	0.040%	9/2/14	5,500	5,500
New York City NY GO VRDO	0.040%	9/2/14	3,500	3,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,305
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,440
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,656
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,193
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,574
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,520
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,682
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,064
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,195	3,464
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,759
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,750
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.200%	11/1/45	3,065	3,335
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,712
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.040%	9/2/14	550	550
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.040%	9/2/14 LOC	2,505	2,505
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,427
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,031

New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,662
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,610
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,835
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,900
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,754
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,257
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,821
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,126
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,003
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23	2,500	3,073
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	8,086
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,319
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,175
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,708
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,704
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,086
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	8,000	8,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,881
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,461
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,430	7,256
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,630
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,156
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,512
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,259

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,613
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	15,402
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	9,000	9,867
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,712
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,922
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	10,954
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,330
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	11,745	13,068
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	9/2/14	1,500	1,500
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	9/2/14	3,415	3,415
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	9/2/14	800	800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	9/2/14	8,390	8,390
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	7,000	7,041
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,347
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,062
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,668
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,808
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,704
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,273
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,815
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	569
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,805
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,912
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,544

New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,836
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,180	9,376
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,168
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	13,073
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	12,000	13,467
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,721
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,996
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,804
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,985
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,607
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,192
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	6,725	7,460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,366
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,744
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,760
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,734
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,272
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,310
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,089
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,379
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,331
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,512
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,742
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,364

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,528
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,210	3,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	3,230	3,715
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,301
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	5,000	5,659
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.040%	9/2/14	1,930	1,930
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.040%	9/2/14	32,540	32,540
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	9/2/14	26,740	26,740
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.040%	9/2/14 LOC	17,360	17,360
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,662
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,247
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,440
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,486
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,493
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,177
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,832
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,867
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,674
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,111
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,556
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,019
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,691
New York Liberty Development Corp. Revenue	5.125%	1/15/44	29,000	32,107
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,274
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,725
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,864
New York Liberty Development Corp. Revenue	6.375%	7/15/49	17,225	19,417
New York Liberty Development Corp. Revenue	5.750%	11/15/51	16,395	18,987
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,765
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,740

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,342
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,414
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,500	55,616
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	6,510	7,995
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	1,585	1,598
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/14	1,850	1,870
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,078
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,070
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,592
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	6,031
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,146
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,771
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,739
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,419
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,800
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,856
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,620
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,523
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,138
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,088
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,135
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,152
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,303
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	10,000	10,766
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,797

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,698
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,335
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,952
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,719
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	16,593
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,119
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,667
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,098
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,188
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,392
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,850
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,676
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,588
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,120
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,731
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,672
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	573
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.630%	11/1/19	5,000	5,000
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,642
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,994
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	40,951
New York State Convention Center
Development Corp. Revenue (Hotel Unit Fee)	5.000%	11/15/30 (2)	3,600	3,746
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	11,985	12,031
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	2,892
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,146
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,477
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,615

New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,720
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,495	4,960
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,546
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,174
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,685
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,159
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,136
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,122
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	15,000	16,814
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,630	2,016
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (ETM)	2,985	3,667
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	2,290	2,832
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,818
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,343
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,104
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,098
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	753
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,303
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,446
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,418
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,092
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,391
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,603
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	256
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	372

New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	327
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	361
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	282
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	452
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	340
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	599
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,112
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	379
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	635
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,861
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	279
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	237
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,395
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,601
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,664
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,405
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,781
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,549
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,116
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	600	613
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (Prere.)	6,575	6,723
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	565
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/30	50	51
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	802
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	697
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,071

New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	528
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,011
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,147
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,681
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,173
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,152
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,317
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,282
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,602
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,125
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,128
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,584
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,751
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,677
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,565
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,328
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,180
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	4,000	4,514
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,940
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,254
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,174
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,323
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,724
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,582

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,122
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,752
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,884
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,654
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,106
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,386
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,703
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,441
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,633
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	803
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,500	7,699
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,307
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,150	5,110
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	3,635	4,377
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,836
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,549
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,038
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,682
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,526
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	10,000	10,224
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,662
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	8,523

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,624
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,484
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	6,000	6,691
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,086
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,673
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,071
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	889
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,177
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,577
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	833
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,379
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,276
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,304
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,081
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,130
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,099
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,242
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,693
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,476
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,596
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,212
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,939
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,441
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,175
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,201
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,185
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,764
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,486

New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	10,000	11,035
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,916
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,584
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,879
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,209
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,932
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,432
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,859
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,491
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,972
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,193
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,340
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,890
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,622
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	6,442
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,093
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,052
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.040%	9/2/14 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,737
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	11/1/14	750	752
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	811
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,129
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	210	225
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	762
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	1,000

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	999
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	3,000	3,430
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,362
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,394
2 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.060%	9/8/14	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,307
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,301
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,452
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,540
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	5,775	6,966
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,394
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,710
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,334
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,941
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,861
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/32	2,900	3,214
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	3,000	3,011
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,717
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,639
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,147
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,236

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,315
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,531
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,939
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,720
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,218
New York State GO	5.000%	3/1/28	14,550	17,269
New York State GO	5.000%	2/15/39	9,500	10,695
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,414
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,830
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,194
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,315	2,397
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,840	1,976
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,126
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,952
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,221
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,776
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,535
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,600
New York State Thruway Authority Revenue	5.000%	1/1/32 (4)	8,625	8,931
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,465
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,792
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,432
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	21,360	22,480
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,918
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	165
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,703
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,317
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,216
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,310
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,296
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,308
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,905

New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,363
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,958
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,714
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,188
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,741
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,733
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,409
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,069
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,778
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,444
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,073
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,615
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,233
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,582
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,419
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	180	181
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,921
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,803
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	4.000%	5/1/15	250	255
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	352
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,981
1 Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	4.000%	4/1/16	1,000	1,055
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,072
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,858
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/25	6,000	6,310
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.040%	9/8/14 LOC	2,570	2,570
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,160
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/32	1,265	1,463

Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/38	6,000	6,777
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/23	4,500	5,570
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,100
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,409
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/30	3,000	3,558
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,420
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	3,855	4,528
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,290
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,503
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,420
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,579
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,326
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	5,000	5,738
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	1,480	1,691
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,227
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,998
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,647
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,090
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/23	345	411
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/24	300	353
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	7,190	7,898
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,771
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	512
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,023

Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,026
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,500	8,119
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,839
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,509
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	2,500	2,695
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,583
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,105
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,821
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	4,000	4,866
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,809
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,397
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,378
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	15,000	17,777
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,556
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,915
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,911
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,113
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,779
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	14,848
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	20,000	22,614
2 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	9/8/14	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/2/14 LOC	1,000	1,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,649
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,967
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,852
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	10,000	11,970
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,888

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,277
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	4,650	5,478
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,694
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,002
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	2,570	2,995
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,220
Westchester County NY GO	4.000%	6/1/15	9,760	10,048
Westchester County NY GO	5.000%	7/1/15 (ETM)	180	187
Westchester County NY GO	5.000%	7/1/15	9,200	9,578
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	206
Westchester County NY GO	5.000%	7/1/16	9,660	10,494
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	225
Westchester County NY GO	5.000%	7/1/17	10,140	11,418
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/14	2,000	2,016
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,902
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,391
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	2.000%	1/1/15	250	251
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,454
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,551
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,587
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,305
Yonkers NY GO	5.000%	10/1/20	1,000	1,148
				3,416,926
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,000	2,009
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,203
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,396
				8,608
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	5,000	5,581

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,109

Total Tax-Exempt Municipal Bonds (Cost $3,195,760)				3,432,224
Total Investments (99.2%) (Cost $3,195,760)				3,432,224
Other Assets and Liabilities-Net (0.8%)				28,103
Net Assets (100%)				3,460,327

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $18,895,000, representing 0.5% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

New York Long-Term Tax-Exempt Fund

(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at August 31, 2014.

New York Long-Term Tax-Exempt Fund

D. At August 31, 2014, the cost of investment securities for tax purposes was $3,196,328,000. Net unrealized appreciation of investment securities for tax purposes was $235,896,000, consisting of unrealized gains of $237,460,000 on securities that had risen in value since their purchase and $1,564,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (100.1%)
Albany NY GO BAN	1.000%	7/2/15	14,639	14,741
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.050%	9/5/14 LOC	10,430	10,430
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.050%	9/5/14 LOC	12,940	12,940
Bedford NY Central School District BAN	1.000%	7/17/15	5,500	5,541
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.130%	9/5/14 LOC	7,000	7,000
1 BlackRock New York Municipal Income Quality
Trust Fund VRDP VRDO	0.130%	9/5/14 LOC	10,000	10,000
1 BlackRock New York Municipal Income Trust
Fund II VRDP VRDO	0.130%	9/5/14 LOC	16,800	16,800
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.050%	9/5/14 LOC	4,200	4,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.050%	9/5/14 LOC	4,355	4,355
2 Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,201
2 Connetquot NY Central School District TAN	1.000%	6/26/15	34,000	34,238
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.050%	9/5/14 LOC	3,600	3,600
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.060%	9/5/14	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.050%	9/5/14 LOC	4,400	4,400
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.050%	9/5/14 LOC	17,590	17,590
Islip NY BAN	0.500%	12/11/14	5,000	5,006
Long Island NY Power Authority Electric System
Revenue VRDO	0.040%	9/2/14 LOC	20,200	20,200
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.050%	9/5/14 LOC	5,860	5,860
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	9/5/14	14,225	14,225
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	9/5/14	38,400	38,400
New York City NY GO	5.000%	11/1/14 (Prere.)	4,470	4,506
New York City NY GO	5.000%	3/1/15	3,125	3,201
New York City NY GO	5.000%	3/1/15 (Prere.)	3,445	3,528
New York City NY GO	5.000%	4/1/15 (Prere.)	1,520	1,563
New York City NY GO	4.000%	8/1/15	6,000	6,211
New York City NY GO	5.000%	8/1/15	6,000	6,266

New York City NY GO	5.000%	8/1/15	17,165	17,926
New York City NY GO	5.000%	8/1/15	3,385	3,535
New York City NY GO VRDO	0.040%	9/2/14 LOC	7,540	7,540
New York City NY GO VRDO	0.040%	9/2/14	6,820	6,820
New York City NY GO VRDO	0.040%	9/2/14 LOC	2,500	2,500
New York City NY GO VRDO	0.040%	9/2/14	8,975	8,975
New York City NY GO VRDO	0.040%	9/2/14	6,000	6,000
New York City NY GO VRDO	0.040%	9/2/14	8,000	8,000
New York City NY GO VRDO	0.040%	9/2/14	11,200	11,200
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.030%	9/5/14 LOC	10,000	10,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.100%	9/5/14	16,380	16,380
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.110%	9/5/14	5,105	5,105
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.050%	9/5/14 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.050%	9/5/14 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.040%	9/5/14 LOC	16,800	16,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.050%	9/5/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.050%	9/5/14 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.050%	9/5/14 LOC	11,750	11,750
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.050%	9/5/14 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	9/5/14	19,800	19,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.030%	9/5/14 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.050%	9/5/14 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.050%	9/5/14 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.050%	9/5/14 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.050%	9/5/14 LOC	20,000	20,000

New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.050%	9/5/14 LOC	10,505	10,505
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.050%	9/5/14 LOC	8,520	8,520
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.040%	9/5/14 LOC	13,990	13,990
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	9/5/14	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	9/5/14	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/5/14	2,000	2,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	9/5/14	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	9/2/14	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	9/2/14	2,300	2,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	9/2/14	7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	9/2/14	5,500	5,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	9/5/14	34,600	34,600
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.050%	9/5/14	15,210	15,210
New York City NY Transitional Finance Authority
Future Tax Revenue	2.000%	11/1/14	1,000	1,003
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,300	6,351
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	9/5/14	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	9/5/14	23,900	23,900
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/5/14	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/5/14	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/5/14	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	9/5/14	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	9/5/14	7,650	7,650

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.040%	9/5/14	10,965	10,965
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.060%	12/2/14	14,000	14,000
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.060%	3/2/15	12,500	12,500
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.030%	9/5/14	7,700	7,700
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.050%	9/5/14 LOC	7,360	7,360
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.040%	9/5/14 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.040%	9/5/14	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.040%	9/5/14	59,460	59,460
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.060%	9/5/14 LOC	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	29,965	29,965
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	50,000	50,000
New York Liberty Development Corp. Revenue
PUT	0.150%	3/19/15	4,000	4,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.050%	9/5/14 (13)	3,100	3,100
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.050%	9/5/14 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.030%	9/2/14 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	9/5/14 LOC	14,800	14,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.060%	9/5/14	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.100%	9/9/14 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.060%	9/5/14 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.060%	9/5/14 (13)(4)	15,000	15,000
1 New York State Convention Center
Development Corp. Revenue (Hotel Unit Fee)
TOB VRDO	0.060%	9/5/14 (13)	9,900	9,900
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.050%	9/5/14 LOC	9,500	9,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	9/5/14 LOC	2,270	2,270

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	9/5/14 LOC	3,490	3,490
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	9/5/14 LOC	12,500	12,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.050%	9/5/14 LOC	5,720	5,720
New York State Dormitory Authority Revenue
(City University System) VRDO	0.040%	9/5/14 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.050%	9/5/14	9,210	9,210
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.030%	9/5/14	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.090%	10/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB PUT	0.120%	9/18/14	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.050%	9/5/14	7,050	7,050
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.070%	9/5/14 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.050%	9/5/14 LOC	4,270	4,270
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.060%	9/5/14	7,860	7,860
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.100%	9/5/14	15,785	15,785
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.160%	9/5/14	4,000	4,000
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.040%	9/5/14 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.040%	9/5/14 LOC	63,215	63,215
New York State Dormitory Authority Revenue
(Mental Health Services)	5.000%	2/15/15 (Prere.)	5,115	5,227
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.040%	9/5/14 LOC	8,325	8,325
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.040%	9/5/14 LOC	11,825	11,825
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.040%	9/5/14 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	3/15/15	4,500	4,570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,500	1,539
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	1,000	1,026
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	9/5/14	6,000	6,000

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	9/5/14	10,000	10,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	9/5/14	16,900	16,900
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.050%	9/5/14	3,800	3,800
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.040%	9/5/14 LOC	29,605	29,605
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.050%	9/5/14 LOC	10,120	10,120
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.040%	9/5/14 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.050%	9/5/14	3,815	3,815
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.060%	9/5/14	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.060%	9/5/14	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,150	2,162
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	1.000%	5/15/15	2,660	2,676
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	6/15/15	10,750	11,160
New York State GO	3.000%	3/1/15	13,245	13,433
New York State GO	3.000%	3/1/15	8,530	8,653
New York State GO TOB VRDO	0.050%	9/5/14	3,270	3,270
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.040%	9/5/14 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.060%	9/5/14 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.030%	9/5/14 LOC	11,055	11,055
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.050%	9/5/14 LOC	45,000	45,000
New York State Housing Finance Agency
Revenue (160 Madison Avenue) VRDO	0.030%	9/2/14 LOC	25,615	25,615
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.040%	9/5/14 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.040%	9/5/14 LOC	11,000	11,000
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.040%	9/5/14 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.050%	9/5/14 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	9/2/14	4,280	4,280
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	9/2/14	10,900	10,900

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	9/2/14	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	9/2/14	11,200	11,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/5/14	8,000	8,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/5/14	15,000	15,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/5/14	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/5/14	12,295	12,295
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	9/5/14	21,000	21,000
New York State Municipal Bond Bank	4.000%	12/1/14	3,665	3,700
New York State Power Authority Revenue	5.000%	11/15/14	2,000	2,020
New York State Power Authority Revenue CP	0.100%	9/9/14	3,300	3,300
New York State Power Authority Revenue CP	0.090%	12/3/14	17,860	17,860
New York State Power Authority Revenue PUT	0.100%	9/2/14	22,600	22,600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	10,000	10,139
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	1,000	1,014
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15	1,000	1,026
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.060%	9/5/14	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.060%	9/5/14	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	9/5/14 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	9/5/14 LOC	15,000	15,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	9/5/14	44,070	44,070
North Hempstead NY BAN	0.500%	4/8/15	14,250	14,270
North Hempstead NY GO	2.000%	2/1/15	3,130	3,154
North Hempstead NY GO	2.000%	4/1/15	1,016	1,026
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.110%	9/5/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.110%	9/5/14 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.110%	9/5/14 LOC	36,500	36,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.130%	9/5/14 LOC	1,600	1,600
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.140%	9/5/14 LOC	11,100	11,100
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.050%	9/5/14 LOC	4,950	4,950
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.050%	9/5/14 LOC	7,695	7,695
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.050%	9/5/14 LOC	5,610	5,610

Oyster Bay - East Norwich NY Central School
District TAN	1.000%	6/26/15	5,000	5,031
Port Authority of New York & New Jersey
Revenue CP	0.090%	9/10/14	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	9/5/14	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	9/5/14	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	8,000	8,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	9/5/14	1,050	1,050
Port Washington NY Union Free School District
BAN	1.000%	8/7/15	3,500	3,527
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.050%	9/5/14 LOC	3,125	3,125
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.040%	9/5/14 LOC	9,500	9,500
Tompkins County NY BAN	1.000%	7/14/15	4,794	4,828
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.040%	9/5/14	7,935	7,935
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.040%	9/5/14	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.050%	9/5/14 LOC	24,895	24,895
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	9/5/14	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	9/5/14	4,950	4,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/2/14 LOC	4,800	4,800
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/2/14 LOC	2,595	2,595
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/2/14 LOC	11,320	11,320
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/2/14 LOC	10,730	10,730
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	9/5/14 LOC	7,670	7,670
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	9/5/14 LOC	6,500	6,500
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.050%	9/5/14	6,650	6,650
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.060%	9/5/14	24,985	24,985
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.060%	9/5/14	37,500	37,500
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.060%	9/5/14	2,500	2,500

Williamsville NY Central School District BAN	1.000%	6/16/15	8,928	8,989
				2,317,562
Total Tax-Exempt Municipal Bonds (Cost $2,317,562)				2,317,562
Total Investments (100.1%) (Cost $2,317,562)				2,317,562
Other Assets and Liabilities-Net (-0.1%)				(3,228)
Net Assets (100%)				2,314,334
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $522,065,000, representing 22.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2014.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

New York Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

VANGUARD NEW YORK TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.